BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - DOLLAR THRIFTY (Details) (Dollar Thrifty Automotive Group Inc., USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents-Required Minimum Balance
Required minimum balance of cash and cash equivalents to be maintained under the amended Senior Secured Credit Facilities				$ 100,000	$ 100,000
Restricted Cash and Investments
Interest income earned on restricted cash and investments	$ 524	$ 226	$ 397	$ 653	$ 3,202
Non-Program Vehicles
Revenue-Earning Vehicles and Related Vehicle Depreciation Expense
Non-program vehicles as a percentage of Company's total fleet			96.00%
Non-Program Vehicles | Minimum
Revenue-Earning Vehicles and Related Vehicle Depreciation Expense
Average holding term			18 months
Non-Program Vehicles | Maximum
Revenue-Earning Vehicles and Related Vehicle Depreciation Expense
Average holding term			22 months
Program Vehicles | Minimum
Revenue-Earning Vehicles and Related Vehicle Depreciation Expense
Average holding term			6 months
Program Vehicles | Maximum
Revenue-Earning Vehicles and Related Vehicle Depreciation Expense
Average holding term			8 months